Average Annual Total Returns		12 Months Ended	60 Months Ended	120 Months Ended
	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2025	Dec. 31, 2025
S&P 500® Index (reflects no deduction for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	S&P 500® Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		17.88%	14.42%	14.82%
Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Bloomberg U.S. Aggregate Bond Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		7.30%	(0.36%)	2.01%
60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index Blend (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	60% S&P 500® Index/40% Bloomberg U.S. Aggregate Bond Index Blend (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.70%	8.47%	9.78%
Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Russell 2000 Growth Index (reflects no deduction for fees, expenses or taxes)
Average Annual Return, Percent		13.01%	3.18%	9.57%
Osterweis Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		12.87%	7.90%	10.31%
Osterweis Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		11.35%	5.90%	7.27%
Osterweis Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		8.70%	5.96%	7.44%
Osterweis Strategic Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		5.47%	4.89%	5.47%
Osterweis Strategic Income Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		3.23%	2.82%	3.43%
Osterweis Strategic Income Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		3.23%	2.85%	3.32%
Osterweis Growth & Income Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		10.63%	7.03%	8.77%
Osterweis Growth & Income Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		9.41%	5.11%	7.01%
Osterweis Growth & Income Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		6.62%	5.01%	6.53%
Osterweis Opportunity Fund Investor Class
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return Before Taxes
Average Annual Return, Percent		0.27%	1.18%	13.38%
Osterweis Opportunity Fund Investor Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions
Average Annual Return, Percent		(0.26%)	(0.17%)	11.20%
Osterweis Opportunity Fund Investor Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Label [Optional Text]	Return After Taxes on Distributions and Sale of Fund Shares
Average Annual Return, Percent		0.55%	0.57%	10.26%